Long-Term and Other Short-Term Borrowings - Summary of Long-term and Other Short-term Obligations (Parenthetical) (Details) - USD ($)			12 Months Ended
	Jun. 30, 2021	Apr. 13, 2021	Jun. 30, 2021	Jun. 30, 2020
January 2022 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Maturity period			2022-01
Debt instrument, basis spread on variable rate			1.00%
Dec 31 2021 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.06%
Borrowings | July 2022
Debt Instrument [Line Items]
Maturity period			2022-07
Borrowings | July 2026
Debt Instrument [Line Items]
Maturity period			2026-07
Borrowings | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Borrowings | London Interbank Offered Rate (LIBOR) | July 2022
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.75%
Borrowings | Base Rate | July 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Secured Debt | Convertible Promissory Note | January 2022
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 4,750,000,000
Maturity period			2022-01
Unsecured Promissory Note | January 2021
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 875,000,000
Maturity period			2021-01
Unsecured Promissory Note | Prime Rate | January 2021
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.00%
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 60,333
Maturity period			2023-04
Fixed interest rate	3.60%		3.60%
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 60,825
Maturity period			2024-03
Fixed interest rate	2.75%		2.75%
Notes Payable to Bank | July 2024
Debt Instrument [Line Items]
Maturity period			2024-07
Debt instrument, basis spread on variable rate			1.84%
Notes Payable to Bank | September 2026
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.75%
Notes Payable to Bank | London Interbank Offered Rate (LIBOR) | July 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment			$ 1,179,800
Maturity period			2026-07
Notes Payable to Bank | London Interbank Offered Rate (LIBOR) | September 2026
Debt Instrument [Line Items]
Debt instrument, periodic payment				$ 1,179,800,000
Maturity period	2026-09
Debt instrument, basis spread on variable rate	0.86%
Notes Payable to Bank | Base Rate | July 2024
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Unsecured Note | April 2022
Debt Instrument [Line Items]
Maturity period			2022-04
Debt instrument, basis spread on variable rate			1.00%